(Loss)/Earnings per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
(Loss)/Earnings per Common Share [Abstract]
Threshold beneficial ownership percentage	49.00%
Incremental shares attributable to share-based compensation arrangements (in shares)	0	0
Net (loss) income	$ (9,511)	$ 1,347
Comprehensive (loss)/income	(9,511)	1,347
Less deemed dividend upon redemption of Series D Preferred Stock	(2)	(154)
Net (loss)/income and comprehensive (loss)/income attributable to common stockholders	(10,321)	24
Less changes in fair value of warrants' liability	0	(6,335)
Net loss and comprehensive loss attributable to common stockholders for diluted loss per share purposes	$ (10,321)	$ (6,311)
Weighted average number of common stock, basic (in shares)	7,451,646	1,362,644
Effect of dilutive securities (in shares)	0	42,357
Weighted average number of common stock, diluted (in shares)	7,451,646	1,405,001
(Loss)/ Earnings per share, basic (in dollars per share)	$ (1.39)	$ 0.02
Loss per share, diluted (in dollars per share)	$ (1.39)	$ (4.49)
Class A Warrants [Member]
(Loss)/Earnings per Common Share [Abstract]
Incremental shares attributable to warrants (in shares)	0	0
Less undistributed earnings on Class A warrants	$ 0	$ (2)
Class B Warrants [Member]
(Loss)/Earnings per Common Share [Abstract]
Incremental shares attributable to warrants (in shares)	0	0
Private Placement Warrants [Member]
(Loss)/Earnings per Common Share [Abstract]
Incremental shares attributable to warrants (in shares)		42,357
Series C Preferred Stock [Member]
(Loss)/Earnings per Common Share [Abstract]
Dividends paid on preferred stock	$ 260	$ 508
Threshold beneficial ownership percentage	49.00%
Less dividends on preferred stock and warrants	$ (327)	(575)
Series D Preferred Stock [Member]
(Loss)/Earnings per Common Share [Abstract]
Dividends paid on preferred stock	$ 481	487
Shares redeemed (in shares)	9
Threshold beneficial ownership percentage	49.00%
Less deemed dividend upon redemption of Series D Preferred Stock	$ (2)
Less dividends on preferred stock and warrants	$ (481)	$ (592)